13. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Notes
13. FINANCIAL INSTRUMENTS

13.FINANCIAL INSTRUMENTS

The Company’s financial instruments comprise financial assets such as cash, marketable securities, accounts receivable, advances to affiliates and note receivable from affiliate. Financial liabilities comprise accounts payable and accrued liabilities, loans payable and line of credit.

Classification within the Fair Value Hierarchy

In accordance with IFRS 13 Fair Value Measurement, the Group classifies the fair value of its financial instruments based on a three-level hierarchy:

•Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•Level 2: Inputs other than quoted prices that are observable for the asset or liability.

•Level 3: Inputs that are not based on observable market data (unobservable inputs).

The following schedules summarize the valuation of financial instruments at fair value in the balance sheets as of December 31, 2025

Particular	Level 1	Level 2	Level 3
Assets:
Marketable securities	-	9,093,887	-
Long-term advance to affiliates	-	-	15,216,049
Total assets	-	9,093,887	15,216,049
Liabilities:
Current Portion of Loan Payable	-	-	3,689,457
Loans payable	-	-	13,566,956
Total liabilities	-	-	17,256,413

The following schedules summarize the valuation of financial instruments at fair value in the balance sheets as of December 31, 2024

Particular	Level 1	Level 2	Level 3
Assets:
Marketable securities	-	-	-
Long-term advance to affiliates	-	-	13,639,055
Total assets	-	-	13,639,055
Liabilities:
Current Portion of Loan Payable	-	-	124,696
Loans payable	-	-	9,783,539
Total liabilities	-	-	9,908,235

There were no transfers between levels of the fair value hierarchy during the year ended December 31, 2025 and December 31, 2024.

Risk Exposure and Management

The Company is exposed to various financial instrument risks and continuously assesses the impact and likelihood of this exposure. These risks include credit risk, liquidity risk, interest rate risk and currency risk.  Where material these risks are reviewed and monitored by the Board of Directors.

Credit Risk

Credit risk is the risk that a counterparty will fail to discharge its contractual obligations, resulting in a financial loss to the Company. The Company is exposed to credit risk primarily from cash, accounts receivable, marketable securities, advances to affiliates and notes receivable from affiliates.

The Company manages credit risk on accounts receivable by monitoring customer balances, reviewing ageing reports, assessing customer-specific collectability, following up on overdue balances and recording an allowance for expected credit losses where required. For accounts receivables, the Company applies the simplified approach under IFRS 9 and recognizes lifetime expected credit losses from initial recognition.

The Company’s management reviews receivables for indicators of impairment, including significant delays in payment, customer disputes, financial difficulty of customers, insolvency indicators and other relevant information. Receivables are written off when there is no reasonable expectation of recovery, including where collection efforts have been exhausted.

Liquidity Risk

Liquidity risk refers to the risk that the Company will not be able to meet its financial obligations when they become due or can only do so at excessive cost. The Company had a working capital of $1,347,680 as of December 31, 2024. All the Company’s financial liabilities have contractual maturities of less than 30 days and are subject to normal trade terms. Therefore, the Company is not exposed to any significant liquidity risk.

Interest Rate Risk

Interest risk is the risk that the fair value or future cash flows will fluctuate because of changes in market risk. The Company’s accounts receivable currently bears no interest. The Company is not exposed to any interest rate risk.

Currency Risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.  The Company’s exposure to currency risk is limited to cash, accounts receivable, notes receivable, accounts payable and loans payable denominated in United States of America dollars. The Company does not enter into derivative financial instruments contracts to mitigate foreign exchange risk.